Convertible debentures (Tables)	12 Months Ended
Dec. 31, 2012
Convertible Debentures

	Series 1A	Series 2A	Series 3	Total
Maturity date	2014 November 30	2016 November 30	2017 September 30
Interest rate	7.50%	6.35%	7.00%
Conversion price per share	$4.08	$6.00	$4.20

Carrying value at December 31, 2010	$59,156	$59,699	$62,905	$181,760
Conversion to common shares (Note14(a)(ii)), net of costs	(59,449)	(10)	(334)	(59,793)
Amortization and accretion	293	37	—	330

Carrying value at December 31, 2011	$—	$59,726	$62,571	$122,297
Conversion to common shares (note 14(a)(ii)), net of costs	—	(59,950)	(61,611)	(121,561)
Amortization and accretion	—	224	—	224

Carrying amount at December 31, 2012	$—	$—	$960	$960

Face value at December 31, 2012	$—	$—	$960	$960